Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 114.0%

Alabama — 0.6%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$915	$1,071,099
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	288,348
5.00%, 12/01/47	655	767,785

		2,127,232

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	907,996

Arizona — 1.7%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	480	505,109
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	545	566,391
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	420	435,691
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	545	569,476
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,123,930
City of Phoenix Industrial Development Authority, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/39(a)	500	539,115
County of Maricopa Arizona IDA, Refunding RB:
HonorHealth, Series A, 5.00%, 09/01/36	575	708,774
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	200	228,944
Legacy Traditional Schools Project, 5.00%, 07/01/49(a)	290	324,878
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	180	200,725

Security	Par (000)	Value

Arizona (continued)
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	$470	$499,535

		5,702,568

California — 8.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,000	1,026,610
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,791,544
St. Joseph Health System, Series A, 5.00%, 07/01/37	945	1,063,550
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,290	1,393,032
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	865	911,079
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	705	870,196
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	365	446,253
Series A, 5.00%, 03/01/37	400	488,192
Series A-1, 5.75%, 03/01/34	700	733,964
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	575	606,660
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,310	1,356,400
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	5,000	5,419,800
San Diego California Community College District, GO, CAB, Election of 2006(d):
0.00%, 08/01/31	1,855	1,127,117
0.00%, 08/01/32	2,320	1,326,970
San Diego California Unified School District, GO, Election of 2008(d):
CAB, Series C, 0.00%, 07/01/38	1,400	917,686
CAB, Series G, 0.00%, 07/01/34	580	315,056
CAB, Series G, 0.00%, 07/01/35	615	314,333

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CAB, Series G, 0.00%, 07/01/36	$920	$442,630
CAB, Series G, 0.00%, 07/01/37	615	278,527
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(d)	1,110	901,464
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	600	636,888
5.00%, 08/01/21	490	520,125
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,622,505
Yosemite Community College District, GO, CAB, Election of 2004, Series D(d):
0.00%, 08/01/36	2,000	1,359,600
0.00%, 08/01/37	2,790	1,811,491

		27,681,672

Colorado — 3.1%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,165	1,286,148
Colorado Health Facilities Authority, RB, Series A:
Adventist Health System/Sunbelt Obligated Group, 4.00%, 11/15/46	945	1,037,355
Commonspirit Health, 4.00%, 08/01/49	1,065	1,181,788
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 09/01/32(d)	5,500	2,775,520
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,000	1,014,540
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,796,875

		10,092,226

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	370	403,874
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	685	771,009
Series A-1, 3.80%, 11/15/39	415	453,483
Sub-Series B-1, 4.00%, 05/15/45	1,290	1,422,573

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB, University Of Hartford Issue:
4.00%, 07/01/39	$255	$281,433
4.00%, 07/01/49	475	512,686
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	686,057

		4,531,115

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	875	991,323

Florida — 10.8%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,420	1,579,991
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond, 4.00%, 08/15/50(e)	820	911,077
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	879,912
5.38%, 10/01/32	1,100	1,166,715
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,780	2,070,425
Series B, AMT, 6.00%, 10/01/30	570	664,369
Series B, AMT, 6.25%, 10/01/38	360	418,540
Series B, AMT, 6.00%, 10/01/42	580	671,443
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	498,181
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	160	184,499
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	1,730	1,906,114
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,635	3,038,234
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	1,365	1,554,326

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	$495	$551,529
5.00%, 08/01/47	1,435	1,593,697
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	420	450,626
County of Osceola FL Transportation Revenue, Refunding RB, Series A-2(d):
0.00%, 10/01/41	505	249,521
0.00%, 10/01/42	675	319,869
0.00%, 10/01/43	615	279,862
0.00%, 10/01/44	625	273,181
0.00%, 10/01/45	525	223,062
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,019
5.00%, 10/01/31	1,870	1,990,484
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,560	1,885,478
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,561,760
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/37	660	801,735
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	2,170	2,594,713
Sub-Series A, 5.00%, 10/01/52	1,330	1,598,647
Lakewood Ranch Stewardship District, Special Assessment Bonds, S/F Housing, Stewardship District:
4.00%, 05/01/40	235	241,904
4.00%, 05/01/50	395	399,811
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,040	1,180,462
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	1,840	2,127,150

Security	Par (000)	Value

Florida (continued)
Storey Creek Community Development District, Special Assessment Bonds, Assessment Area One Project, 4.13%, 12/15/49	$500	$513,835

		35,413,171

Georgia — 1.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	440	519,495
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,110	1,208,623
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	615	745,066
4.00%, 04/01/48(f)	235	257,229
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	470	516,774
5.00%, 01/01/56	645	765,809
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	120	137,353
5.00%, 04/01/44	550	620,840

		4,771,189

Hawaii — 0.4%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,324,708

Illinois — 10.2%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(d)	225	194,740
5.00%, 12/01/29	590	733,193
5.00%, 12/01/30	705	870,872
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	505	570,519
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,753,618
3rd Lien, Series A, 5.75%, 01/01/39	320	332,848
Senior Lien, Series D, 5.25%, 01/01/42	2,585	3,144,963

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	$3,235	$3,575,872
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	550,818
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	400	427,628
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	665	712,747
5.00%, 08/15/44	305	341,231
Illinois Housing Development Authority, RB, S/F Housing:
4.13%, 10/01/38	1,220	1,365,631
Series D (Ginnie Mae, Fannie Mae), 3.00%, 10/01/41	670	685,852
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,932,857
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36(d)	10,000	6,207,200
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(d)	2,980	1,454,508
4.00%, 06/15/50(e)	515	566,963
5.00%, 06/15/50(e)	670	802,506
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	575	613,554
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	2,000	2,754,680
State of Illinois, GO:
5.25%, 02/01/33	735	824,177
5.50%, 07/01/33	710	793,851
5.25%, 02/01/34	735	823,428
5.50%, 07/01/38	390	434,359

		33,468,615

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,065,520
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	445	489,180

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$770	$849,348

Louisiana — 1.8%		2,404,048
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,993,926
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,400	2,827,536

		5,821,462

Maine — 0.3%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	630	696,717
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	175	181,683

		878,400

Maryland — 0.5%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.63%, 06/01/46(a)	655	661,196
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,030	1,137,913

		1,799,109

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	1,855	2,157,922
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	815	928,399
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	59,053
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	675	716,492
Series C, 5.00%, 12/01/30	1,365	1,382,076
Series C, 5.35%, 12/01/42	265	267,427
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,110	1,241,913

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Sub-Series B, 4.00%, 02/15/43	$670	$728,163

		7,481,445

Michigan — 5.8%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,600	1,683,504
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	545	606,013
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(b)	1,700	1,809,990
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,050	1,145,413
Trinity Health Credit Group, 5.00%, 12/01/21(b)	15	16,127
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	2,630	2,980,106
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	570	712,175
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,465	1,772,503
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	720	818,323
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	640,362
Series II-A, 5.38%, 10/15/36	1,000	1,070,670
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,030,853
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	1,680	1,824,413
S/F Housing, Series C, 4.13%, 12/01/38	1,305	1,446,958

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$381,613

		18,939,023

Minnesota — 0.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(e)	350	352,538

Missouri — 0.1%
Missouri Housing Development Commission, RB, S/F Housing, First Place Homeownership Loan Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.85%, 05/01/50(e)	175	175,042

Nebraska — 0.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	2,650	2,907,342

New Jersey — 10.1%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	790	895,860
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	610	690,489
Series WW, 5.25%, 06/15/25(b)	15	18,361
Series WW, 5.25%, 06/15/33	135	157,291
Series WW, 5.00%, 06/15/34	180	205,432
Series WW, 5.00%, 06/15/36	800	911,744
Series WW, 5.25%, 06/15/40	305	350,906
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	323,786
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/25	195	206,897
Series 1, 5.50%, 12/01/26	135	143,222
Series 1, 5.75%, 12/01/28	75	79,873
Series B, 3.25%, 12/01/39	2,150	2,237,505
Sub-Series C, 3.63%, 12/01/49	645	669,291
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	840	886,427

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	$1,315	$1,463,253
Transportation Program, Series AA, 5.00%, 06/15/38	1,180	1,317,435
Transportation System, CAB, Series A, 0.00%, 12/15/29(d)	225	177,104
Transportation System, Series A, 5.50%, 06/15/21(b)	4,265	4,531,008
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	1,400	1,704,332
Transportation System, Series AA, 5.50%, 06/15/39	4,650	5,174,706
Transportation System, Series B, 5.00%, 06/15/21(b)	3,680	3,882,731
Transportation System, Series D, 5.00%, 06/15/32	525	596,978
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System Bond, 4.00%, 12/15/39	925	1,033,946
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/34	820	1,004,844
Series A, 5.00%, 06/01/36	1,220	1,485,374
Series A, 4.00%, 06/01/37	745	831,949
Sub-Series B, 5.00%, 06/01/46	2,005	2,304,808

		33,285,552

New Mexico — 0.3%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/39	170	192,914
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	325	377,683
New Mexico Mortgage Finance Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 2.88%, 07/01/45(e)	515	519,012

		1,089,609

New York — 5.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 12/15/21(b)	1,250	1,351,600
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,000	1,138,350

Security	Par (000)	Value

New York (continued)
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	$2,200	$2,440,680
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	375	393,922
5.75%, 02/15/47	235	245,472
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,650,550
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	4,950	5,648,346
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	555	643,201
Consolidated, 186th Series, 5.00%, 10/15/44	1,110	1,275,201
Series 207, 4.00%, 09/15/43	410	460,315

		19,247,637

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System:
4.00%, 01/01/55	175	195,571
(AGM), 4.00%, 01/01/55	140	158,132

		353,703

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Home Mortgage, Series F, 3.05%, 07/01/43	280	287,045

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,581,359
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	405	461,352
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	460	505,443
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	285	312,158
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	610	685,634

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.25%, 02/15/33	$850	$954,669

		5,500,615

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	550,098

Oregon — 0.4%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	390	464,006
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	875	467,714
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	375	410,929

		1,342,649

Pennsylvania — 11.6%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	670	812,127
5.00%, 07/01/47	765	908,101
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/22(b)	2,110	2,310,471
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	935	1,053,810
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	840	934,189
Pennsylvania Economic Development Financing Authority, RB:
UPMC, Series B, 4.00%, 03/15/40	3,000	3,306,660
AMT, 5.00%, 06/30/42	3,300	3,785,067
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	2,220	2,591,162
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,155	1,335,492
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	932,327

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	$3,175	$3,680,460
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	790	859,512
Series 128B, 3.85%, 04/01/38	1,760	1,933,272
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	641,261
Series A-1, 5.00%, 12/01/41	730	866,021
Series B, 5.00%, 12/01/40	285	338,275
Series C, 5.50%, 12/01/23(b)	490	575,324
Series C, 5.00%, 12/01/39	2,900	3,381,371
Sub-Series A-1, 5.00%, 12/01/41	1,755	2,056,193
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	2,245	2,330,243
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	500	521,035
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	1,835	2,080,266
Series A-1, 5.00%, 12/01/40	680	799,626
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	270	319,629

		38,351,894

Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	1,869	545,898
Series A-1, 4.75%, 07/01/53	1,665	1,842,239
Series A-1, 5.00%, 07/01/58	2,218	2,491,080
Series A-2, 4.78%, 07/01/58	5,913	6,538,832
Series B-1, 4.75%, 07/01/53	424	468,719
Series B-2, 4.78%, 07/01/58	411	453,078

		12,339,846

Rhode Island — 1.3%
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Multi Family Development Bond, Series 1B, 3.90%, 10/01/37	370	383,697
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	489,767

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	$945	$992,883
5.00%, 06/01/50	2,340	2,522,988

		4,389,335

South Carolina — 6.4%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	315	324,349
4.38%, 11/01/49	465	476,676
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,531,768
South Carolina Jobs EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	2,010	2,438,854
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	100	108,307
Prisma Health Obligated Group, 5.00%, 05/01/38	2,220	2,688,398
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	855	898,725
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	470	560,033
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	2,040	2,478,600
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	3,935	4,465,438
Series E, 5.50%, 12/01/53	2,820	3,183,131
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,049,190

		21,203,469

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,085	1,216,480

Tennessee — 0.7%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	750	837,405

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	$1,110	$1,309,356

		2,146,761

Texas — 14.9%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,240	1,413,637
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	605	657,702
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	500	553,480
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(d)	1,850	1,027,786
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,680	2,094,708
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	856,080
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,906,848
Series D, 5.00%, 11/01/42	1,140	1,211,364
Series H, 5.00%, 11/01/32	2,715	2,886,778
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	992,172
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(d)	3,020	1,438,456
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 09/01/31(b)(c)	10,000	14,191,600
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,090	1,237,564
1st Tier-Series A, 5.00%, 01/01/43	790	968,082
Series B, 5.00%, 01/01/40	530	584,161
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(d):
0.00%, 09/15/35	1,150	582,084

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
0.00%, 09/15/36	$3,875	$1,848,297
0.00%, 09/15/37	17,775	7,971,910
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	350	385,949
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,127,376
5.00%, 12/15/32	3,445	3,767,831
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,135	1,299,836

		49,003,701

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	395	476,686
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,095	1,312,346
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	185	200,705

		1,989,737

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	670	710,414

Washington — 2.7%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	430	473,838
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,730	2,064,461
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	900	1,030,032
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	3,000	3,256,230
Providence Health & Services, 4.00%, 10/01/45	630	682,536
Providence Health & Services, Series A, 5.00%, 04/01/20(b)	1,000	1,006,530

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	$495	$543,901

		9,057,528

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	870	953,129

Wisconsin — 1.4%
Public Finance Authority, RB, American Preparatory Academy — Las Vegas Project, Series A(a):
5.00%, 07/15/39	100	111,384
5.00%, 07/15/49	355	388,501
5.00%, 07/15/54	170	185,341
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/39(a)	295	328,415
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	1,920	2,100,096
3.20%, 11/01/49	110	113,304
3.38%, 05/01/57	185	191,281
4.45%, 05/01/57	1,030	1,124,533

		4,542,855

Total Municipal Bonds — 114.0% (Cost — $333,825,415)		375,332,281

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 48.2%

California — 1.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(h)	3,392	3,791,604
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	1,391	1,769,389

		5,560,993

Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	2,084	2,575,351

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 02/01/21(b)	$3,000	$3,120,300

		5,695,651

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,453,350

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	920	1,015,754

Florida — 8.3%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,239,009
City Of South Miami Health Facilities Authority, Inc., Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,340	2,791,222
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	2,056	2,293,105
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	2,100	2,132,256
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,540	1,671,023
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	6,901	7,086,281
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,651,478
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	2,116	2,387,149

		27,251,523

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,821	1,967,944

Illinois — 4.9%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	490	490,271

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	$10,000	$12,653,797
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	1,858	2,049,554
Series B, 5.00%, 01/01/40	930	1,096,859

		16,290,481

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,350	1,480,545

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	848	942,229

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	939	1,132,458
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,478	2,976,410

		4,108,868

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,512,603

Michigan — 3.3%
Michigan Finance Authority, RB, Series A:
Beaumont Health Credit Group, 5.00%, 11/01/44	1,750	2,036,143
Mclaren Health Care, 4.00%, 02/15/50	2,550	2,880,811
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(b)	4,685	5,030,659

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$760	$902,249

		10,849,862

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,033	2,187,331

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,716	3,404,746
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,080	3,684,696

		7,089,442

New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	720	859,990
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,054	2,378,403
Series G, 4.00%, 01/01/43	1,906	2,167,148
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,580	1,655,147

		7,060,688

New York — 7.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,940	2,164,924
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,500	1,579,815
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(h)	2,714	3,344,999
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47(c)	4,920	5,546,988
2nd General Resolution, Series FF, 5.00%, 06/15/39	2,595	3,085,195
Series DD, 5.00%, 06/15/35	1,470	1,712,329

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	$3,080	$3,588,508
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,338	1,608,881
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,469,774

		25,101,413

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/43	2,581	2,929,583
4.00%, 11/15/49(h)	1,875	2,032,688

		4,962,271

Pennsylvania — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	939,344
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,362	1,409,001
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,094	1,170,623

		3,518,968

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,300	1,423,318

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,770	1,972,700

Texas — 3.5%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,305	1,388,898
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,094	1,344,389

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,080	$3,683,680
Dallas-Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(h)	1,996	2,101,299
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,649	1,729,608
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	805	868,900
3.75%, 09/01/49	441	476,378

		11,593,152

Utah — 1.7%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 05/15/47	5,135	5,517,813

Virginia — 0.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,962	2,455,693

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,402,758

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,565	$3,300,668

		5,703,426

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	1,920	2,098,272

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.2% (Cost — $146,204,485)		158,814,290

Total Long-Term Investments — 162.2% (Cost — $480,029,900)		534,146,571

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(i)(j)	527,120	527,226

Total Short-Term Securities — 0.1% (Cost — $527,226)		527,226

Total Investments — 162.3% (Cost — $480,557,126)		534,673,797

Other Assets Less Liabilities — 0.2%		494,272

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1)%		(89,316,886)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.4)%		(116,499,443)

Net Assets Applicable to Common Shares — 100.0%		$329,351,740

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2021 to October 1, 2027, is $12,993,743.

(i)	Annualized 7-day yield as of period end.

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(j)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	746,789	(219,669)	527,120	$527,226	$12,132	$593	$22

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	29	03/20/20	$3,818	$(62,501)
Long U.S. Treasury Bond	96	03/20/20	15,699	(441,836)
5-Year U.S. Treasury Note	41	03/31/20	4,933	(52,895)

				$(557,232)

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$534,146,571	$—	$534,146,571
Short-Term Securities	527,226	—	—	527,226

	$527,226	$534,146,571	$—	$534,673,797

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(557,232)	$—	$—	$(557,232)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(89,017,222)	$—	$(89,017,222)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(205,517,222)	$—	$(205,517,222)

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